Consolidated statements of operations and comprehensive loss (Details 5) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Other financial result	€ (126,000)	€ 0	€ (107,182)